Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	10 Months Ended	9 Months Ended
	Feb. 11, 2015	Dec. 31, 2014	Nov. 15, 2012	Oct. 09, 2013	Dec. 31, 2013	Dec. 18, 2013
Long-term debt		$ 586,738
Investment in affiliates		521			500
Loans receivable from affiliates		750			280
Common units outstanding		77,359,163			71,034,163
Navios GP L.L.C. general partner interest in Navios Partners	2.00%	2.00%
Navios Holdings
Common units outstanding		14,223,763
Common units interest percentage		18.00%
Supplemental credit default insurance maximum cash payment			20,000
Navios Holdings, Navios Acquisition and Navios Partners
Revolving loan facility maximum borrowing capacity				24,100
Preferred distribution percentage		12.70%
Long-term debt						10,000
Available amount of loan facility		9,100			18,500
Navios Partners
Ownership percentage				5.00%
Available amount of loan facility		455			925
Navios Europe
Investment in affiliates		500
Loans receivable from affiliates		$ 750